American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Municipal Fixed Income Fund
November 30, 2022

Avantis Core Municipal Fixed Income Fund - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.3%
Alabama — 2.5%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/26, Prerefunded at 100% of Par(1)	10,000	10,853
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 9/1/27, Prerefunded at 100% of Par(1)	25,000	26,507
Alabama Public School and College Authority Rev., 5.00%, 11/1/37	100,000	112,251
State of Alabama GO, 5.00%, 8/1/27	60,000	64,892
		214,503
Arizona — 2.7%
Mesa Utility System Rev., 4.00%, 7/1/34	15,000	15,626
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	65,000	72,142
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	55,000	61,008
Scottsdale Municipal Property Corp. Rev., 5.00%, 7/1/30	30,000	33,707
State of Arizona COP, 5.00%, 10/1/27(1)	40,000	44,214
		226,697
California — 15.6%
California Infrastructure & Economic Development Bank Rev., 5.00%, 10/1/28	30,000	32,987
California State University Rev., 4.00%, 11/1/34	50,000	51,030
California State University Rev., 5.00%, 11/1/37	25,000	26,268
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/33	20,000	21,963
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	40,000	41,105
Los Angeles Department of Airports Rev., 5.00%, 5/15/31	60,000	68,605
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	95,000	104,957
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/28	50,000	56,191
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/34	15,000	15,681
Los Angeles Unified School District GO, 5.00%, 7/1/29	25,000	27,855
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	40,000	43,267
Port of Los Angeles Rev., 5.00%, 8/1/26	25,000	27,116
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/29	25,000	26,991
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	25,000	28,572
San Diego Unified School District GO, 5.00%, 7/1/29	20,000	21,662
San Diego Unified School District GO, 4.00%, 7/1/32	40,000	41,661
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(2)	15,000	11,847
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	10,000	10,979
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/37	10,000	10,776
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/29	50,000	54,417
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	15,000	16,108
San Jose Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/34	10,000	10,861
Southern California Public Power Authority Rev., 5.00%, 7/1/30	10,000	10,247
State of California GO, 5.00%, 8/1/30	40,000	44,984
State of California GO, 5.25%, 8/1/32 (AGM)	10,000	12,079
State of California GO, 4.00%, 9/1/33	70,000	72,643
State of California GO, 5.00%, 9/1/35	40,000	42,874
State of California GO, 3.00%, 10/1/35	165,000	151,486
State of California GO, 3.00%, 10/1/37	40,000	35,767
State of California Department of Water Resources Rev., 5.00%, 12/1/29	25,000	27,342
State of California Department of Water Resources Rev., 5.00%, 12/1/34	25,000	28,927
University of California Rev., 5.00%, 5/15/32	25,000	28,013
University of California Rev., 5.00%, 5/15/32	50,000	54,984
University of California Rev., 5.00%, 5/15/36	50,000	54,179
		1,314,424

Colorado — 1.7%
City & County of Denver GO, 5.00%, 8/1/27	25,000	27,573
City & County of Denver Airport System Rev., 4.00%, 11/15/31	25,000	25,008
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	20,000	22,467
State of Colorado COP, 5.00%, 12/15/29	25,000	27,973
State of Colorado COP, 4.00%, 12/15/37	10,000	10,188
State of Colorado COP, 4.00%, 12/15/38	30,000	30,349
		143,558
Connecticut — 1.4%
State of Connecticut GO, 5.00%, 1/15/31	25,000	28,291
State of Connecticut GO, 4.00%, 1/15/37	10,000	10,136
State of Connecticut, Special Tax Rev., 5.00%, 1/1/28	40,000	44,253
State of Connecticut, Special Tax Rev., 5.00%, 1/1/31	10,000	11,033
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	20,000	20,016
		113,729
District of Columbia — 3.2%
District of Columbia GO, 5.00%, 10/15/27	10,000	11,042
District of Columbia GO, 5.00%, 10/15/34	50,000	56,280
District of Columbia GO, 5.00%, 10/15/36	30,000	33,466
District of Columbia GO, 4.00%, 6/1/37	5,000	5,090
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	35,000	36,945
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	125,000	125,417
		268,240
Florida — 4.8%
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/38	15,000	16,298
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	10,000	10,514
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	5,000	5,111
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	35,000	35,178
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	15,000	15,058
Florida Department of Management Services COP, 5.00%, 11/1/28	50,000	55,734
Florida Municipal Power Agency Rev., 5.00%, 10/1/27	50,000	53,875
Hillsborough County School Board COP, 5.00%, 7/1/29	30,000	33,490
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	50,000	53,637
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/25	10,000	10,308
Orange County School Board COP, 5.00%, 8/1/34	60,000	63,334
Palm Beach County School District COP, 5.00%, 8/1/28	35,000	38,614
Palm Beach County School District COP, 5.00%, 8/1/29	15,000	16,537
		407,688
Georgia — 1.1%
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/29	10,000	11,340
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	10,000	9,340
State of Georgia GO, 5.00%, 7/1/28	65,000	73,013
		93,693
Hawaii — 3.1%
City & County of Honolulu GO, 5.00%, 3/1/28	80,000	89,083
City & County of Honolulu GO, 5.00%, 9/1/29	65,000	72,766
State of Hawaii GO, 5.00%, 1/1/28	35,000	38,739
State of Hawaii GO, 5.00%, 10/1/28	25,000	27,079
State of Hawaii GO, 5.00%, 10/1/30	30,000	33,018
		260,685
Idaho — 0.3%
Idaho Housing & Finance Association Rev., 5.00%, 7/15/26	20,000	21,509
Illinois — 5.8%
Chicago Midway International Airport Rev., 5.00%, 1/1/41	35,000	35,504
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	15,000	15,719

Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	25,000	26,008
Cook County GO, 5.00%, 11/15/31	20,000	21,317
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	75,000	72,122
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	15,000	17,052
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	30,000	34,104
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	40,000	41,331
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/29	95,000	102,055
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/30	25,000	26,798
State of Illinois GO, 4.00%, 10/1/32	10,000	9,654
State of Illinois GO, 5.00%, 3/1/34	35,000	36,686
State of Illinois GO, 4.25%, 12/1/37	35,000	33,347
State of Illinois Rev., 5.00%, 6/15/26	20,000	20,151
		491,848
Indiana — 1.7%
Indiana Finance Authority Rev., (Indiana Department of Transportation), 5.00%, 6/1/28	105,000	113,993
Indiana Finance Authority Rev., (Indiana Finance Authority State Revolving Fund), 5.00%, 2/1/37	10,000	10,992
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/37	10,000	10,484
Indiana Municipal Power Agency Rev., 5.00%, 1/1/35	10,000	10,555
		146,024
Kentucky — 0.5%
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/26	40,000	43,176
Louisiana — 1.1%
State of Louisiana GO, 5.00%, 8/1/27	50,000	53,815
State of Louisiana GO, 5.00%, 8/1/28	35,000	37,594
		91,409
Maryland — 1.8%
State of Maryland GO, 5.00%, 3/15/27	10,000	10,969
State of Maryland GO, 5.00%, 3/15/29	15,000	17,054
State of Maryland GO, 5.00%, 3/15/30	45,000	50,219
State of Maryland GO, 5.00%, 3/15/31	15,000	16,461
State of Maryland GO, 5.00%, 3/15/31	50,000	56,747
		151,450
Massachusetts — 5.1%
Massachusetts GO, 5.00%, 1/1/30	35,000	39,501
Massachusetts GO, 5.00%, 9/1/30	30,000	34,231
Massachusetts GO, 5.00%, 1/1/31	60,000	67,671
Massachusetts GO, 3.00%, 7/1/35	15,000	14,008
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/28	110,000	123,196
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/29	45,000	51,241
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	40,000	41,888
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/27	30,000	32,643
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/31	25,000	28,033
		432,412
Michigan — 0.5%
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/30	40,000	42,714
Minnesota — 0.5%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/27	15,000	16,183
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/28	25,000	26,893
		43,076
Mississippi — 1.3%
State of Mississippi GO, 5.00%, 10/1/27	75,000	82,723
State of Mississippi GO, 5.00%, 10/1/27, Prerefunded at 100% of Par(1)	25,000	27,574
		110,297
Nevada — 2.0%
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	15,000	16,144

State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	35,000	37,586
State of Nevada Highway Improvement Rev., 5.00%, 12/1/28	70,000	75,003
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	35,000	37,974
		166,707
New Jersey — 3.4%
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/27	40,000	41,056
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	35,000	35,819
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/37	15,000	14,592
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/41	20,000	20,378
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	60,000	61,903
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	45,000	49,369
New Jersey Turnpike Authority Rev., 5.00%, 1/1/34	10,000	10,741
New Jersey Turnpike Authority Rev., 3.25%, 1/1/38	20,000	17,612
State of New Jersey GO, 5.00%, 6/1/28	35,000	38,860
		290,330
New Mexico — 0.4%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	25,000	29,174
New York — 16.2%
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/28	15,000	16,253
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/32	15,000	16,167
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	105,000	111,174
Long Island Power Authority Rev., 5.00%, 9/1/29	20,000	22,120
Metropolitan Transportation Authority Rev., 5.00%, 11/15/39	30,000	30,036
Nassau County GO, 5.00%, 10/1/27	50,000	54,911
New York City GO, 5.00%, 8/1/26	15,000	16,215
New York City GO, 5.00%, 8/1/27	60,000	65,899
New York City GO, 5.00%, 12/1/33	25,000	26,837
New York City GO, 4.00%, 3/1/42	20,000	19,604
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/30	50,000	54,739
New York City Transitional Finance Authority Building Aid Rev., 4.00%, 7/15/36	25,000	25,262
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	40,000	40,028
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/40	25,000	25,487
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/30	50,000	54,759
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	20,000	22,304
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	25,000	28,000
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	60,000	69,472
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/34	20,000	20,694
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	15,000	16,222
New York State Dormitory Authority Rev., (State University of New York), 5.00%, 7/1/26	50,000	53,737
New York State Thruway Authority Rev., 3.50%, 1/1/37	25,000	23,470
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	15,000	16,325
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	30,000	34,323
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	10,000	10,029
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	35,000	35,108
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	30,000	32,219
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	45,000	47,658
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	10,000	9,730
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/34	15,000	15,763
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	65,000	65,411
Port Authority of New York & New Jersey Rev., 4.00%, 9/1/37	20,000	20,113
Suffolk County Water Authority Rev., 3.00%, 6/1/32	10,000	9,890
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	45,000	51,425
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	40,000	46,355
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	15,000	15,863
Utility Debt Securitization Authority Rev., 5.00%, 6/15/25	15,000	15,199

Utility Debt Securitization Authority Rev., 5.00%, 12/15/25	25,000	25,615
Utility Debt Securitization Authority Rev., 5.00%, 12/15/26	10,000	10,475
Utility Debt Securitization Authority Rev., 5.00%, 12/15/35	50,000	52,770
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	35,000	36,835
		1,364,496
North Carolina — 1.0%
State of North Carolina Rev., 5.00%, 3/1/29	45,000	50,769
State of North Carolina Rev., 5.00%, 3/1/33	30,000	33,480
		84,249
Ohio — 1.5%
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/29	30,000	34,345
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/29	15,000	17,030
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/33	15,000	17,196
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	20,000	22,201
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	30,000	33,379
		124,151
Oregon — 0.3%
Multnomah County GO, 5.00%, 6/15/29	20,000	22,783
Pennsylvania — 1.6%
Delaware Valley Regional Finance Authority Rev., 5.50%, 8/1/28 (Ambac)	20,000	22,538
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	20,000	21,616
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	55,000	54,706
Pennsylvania GO, 5.00%, 7/15/29	35,000	39,585
		138,445
Tennessee — 1.3%
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 7/1/27	25,000	27,508
Metropolitan Government of Nashville & Davidson County GO, 4.00%, 7/1/28	75,000	79,003
		106,511
Texas — 6.2%
Central Texas Turnpike System Rev., 5.00%, 8/15/37	20,000	20,530
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	15,000	17,154
Dallas County Utility & Reclamation District GO, 5.00%, 2/15/28	85,000	92,764
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/32	50,000	56,502
Houston GO, 5.00%, 3/1/28	20,000	21,728
Houston GO, 5.00%, 3/1/28	25,000	27,632
Houston GO, 5.00%, 3/1/30	30,000	33,640
San Antonio Electric & Gas Systems Rev., 3.125%, 2/1/28	20,000	20,090
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	45,000	48,288
Texas State University System Rev., 5.00%, 3/15/31	80,000	87,247
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/29	20,000	22,130
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/36	30,000	31,050
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/37	25,000	25,566
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	15,000	16,500
		520,821
Utah — 0.3%
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	25,000	28,983
Virginia — 4.0%
Richmond Public Utility Rev., 5.00%, 1/15/28	20,000	21,412
Virginia College Building Authority Rev., 5.00%, 2/1/30	20,000	22,158
Virginia College Building Authority Rev., 5.00%, 2/1/30	100,000	112,654
Virginia College Building Authority Rev., 3.00%, 2/1/35	20,000	18,610
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	35,000	37,999
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/27	20,000	21,972

Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/29	25,000	27,668
Virginia Public Building Authority Rev., 5.00%, 8/1/27	65,000	71,660
		334,133
Washington — 3.3%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	71,374
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	10,000	10,976
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	40,000	44,689
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/30	20,000	22,294
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	35,000	38,712
State of Washington GO, 5.00%, 8/1/27	40,000	44,080
State of Washington GO, 5.00%, 7/1/32	45,000	47,852
		279,977
Wisconsin — 2.1%
State of Wisconsin GO, 5.00%, 11/1/29	25,000	27,376
State of Wisconsin Rev., 5.00%, 5/1/27	125,000	136,356
Wisconsin Department of Transportation Rev., 5.00%, 7/1/27	15,000	16,539
		180,271
TOTAL MUNICIPAL SECURITIES (Cost $8,976,260)		8,288,163
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class (Cost $40,859)	40,859	40,859
TOTAL INVESTMENT SECURITIES—98.8% (Cost $9,017,119)		8,329,022
OTHER ASSETS AND LIABILITIES — 1.2%		104,466
TOTAL NET ASSETS — 100.0%		$8,433,488

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
GO	-	General Obligation
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$8,288,163	—
Short-Term Investments	$40,859	—	—
	$40,859	$8,288,163	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.